Note 6 - Financial Instruments - 10Q (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	September 30, 2013			December 31, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Assets:
Short-term investments	$184	—	$—	$—	$—	$—
Liabilities:
Subordinated convertible note with an embedded conversion option	$—	$—	$5,833	$—	$—	$2,137
Royalty obligations	$—	$—	$4,000	$—	$—	$4,000

	December 31, 2012			December 31, 2011
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Liabilities:
Subordinated convertible note with an embedded conversion option	$—	$—	$2,137	$—	$—	$—
Estimated royalty obligations	$—	$—	$4,000	$—	$—	$—

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Subordinated Note with Convertible Option	Estimated Royalty Obligations

Balance at December 31, 2012	$2,137	$4,000
Change in fair value	3,696	—

Balance at September 30, 2013	$5,833	$4,000	**

	Subordinated note with convertible option	Estimated Royalty Obligation

Fair value on dates of acquisition	$2,100	$4,000
Change in fair value	37	-

Balance at December 31, 2012	$2,137	$4,000